Related party transactions - Key Management Personnel Compensation (Details) € in Thousands				12 Months Ended
	Jul. 01, 2024 $ / shares	Dec. 15, 2023 $ / shares	Nov. 08, 2023 $ / shares	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)	Jun. 30, 2021 $ / shares
Managing directors
Related party transactions
Short-term compensation				€ 6,610	€ 4,073	€ 3,405
Share-based compensation				9,260	13,408	22,672
Total personnel expenses for Managing Directors				15,870	17,481	26,077
IPO related compensation for Managing Directors
Related party transactions
Weighted average share price | $ / shares							$ 31
IPO related compensation for Managing Directors | Managing directors
Related party transactions
Share-based compensation				3,255	10,769	21,791
Long-Term Incentive Plan
Related party transactions
Weighted average share price | $ / shares	$ 5.07	$ 3.55	$ 3.41
Long-Term Incentive Plan | Managing directors
Related party transactions
Share-based compensation				€ 6,005	€ 2,640	€ 881